Other Financial Assets (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Other financial assets	€ 359	€ 614
Deposits mainly for credit cards and leased vehicles	€ 300	€ 164